UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23402
Name of Fund:
BlackRock ETF Trust
iShares A.I. Innovation and Tech Active ETF
iShares Large Cap Growth Active ETF
iShares Long-Term U.S. Equity Active ETF
iShares Technology Opportunities Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2025
Date of reporting period:
10/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares A.I. Innovation and Tech Active ETF
BAI | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares A.I. Innovation and Tech Active ETF (the “Fund”) for the period of October 21, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares A.I. Innovation and Tech Active ETF	$1(a)	0.55%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$19,569,642
Number of Portfolio Holdings	35
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	70.6%
Communication Services	13.0%
Industrials	8.5%
Consumer Discretionary	5.9%
Utilities	2.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	9.0%
Meta Platforms Inc., Class A	7.1%
Microsoft Corp.	7.0%
Broadcom Inc.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Amazon.com Inc.	3.5%
Oracle Corp.	3.4%
Cadence Design Systems Inc.	3.3%
Astera Labs Inc.	3.3%
ServiceNow Inc.	3.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares A.I. Innovation and Tech Active ETF
Semi-Annual Shareholder Report — October 31, 2024
BAI-10/24-SAR

iShares Large Cap Growth Active ETF
BGRO | NASDAQ
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Large Cap Growth Active ETF (the “Fund”) (formerly known as BlackRock Large Cap Growth ETF) for the period of June 4, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Growth Active ETF	$23(a)	0.55%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$6,030,719
Number of Portfolio Holdings	33
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	47.4%
Consumer Discretionary	13.8%
Communication Services	13.5%
Health Care	8.4%
Financials	7.5%
Industrials	6.6%
Materials	1.4%
Real Estate	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	14.6%
Amazon.com Inc.	10.0%
Microsoft Corp.	9.8%
Apple Inc.	8.5%
Meta Platforms Inc., Class A	6.6%
Visa Inc., Class A	4.4%
Broadcom Inc.	4.3%
Cadence Design Systems Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet Inc., Class A	3.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Growth Active ETF
Semi-Annual Shareholder Report — October 31, 2024
BGRO-10/24-SAR

iShares Long-Term U.S. Equity Active ETF
BELT | NASDAQ
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Long-Term U.S. Equity Active ETF (the “Fund”) (formerly known as BlackRock Long-Term U.S. Equity ETF) for the period of June 17, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Long-Term U.S. Equity Active ETF	$28(a)	0.75%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$10,117,714
Number of Portfolio Holdings	23
Portfolio Turnover Rate	14%
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	32.8%
Health Care	16.6%
Communication Services	16.5%
Industrials	12.6%
Financials	11.9%
Consumer Discretionary	9.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Microsoft Corp.	13.0%
Meta Platforms Inc., Class A	8.8%
Alphabet Inc., Class C	7.8%
Mastercard Inc., Class A	6.9%
Novo Nordisk A/S	5.8%
S&P Global Inc.	5.0%
Cadence Design Systems Inc.	5.0%
Trane Technologies PLC	4.6%
Ingersoll Rand Inc.	4.2%
Intuitive Surgical Inc.	4.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Long-Term U.S. Equity Active ETF
Semi-Annual Shareholder Report — October 31, 2024
BELT-10/24-SAR

iShares Technology Opportunities Active ETF
TEK | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Technology Opportunities Active ETF (the “Fund”) for the period of October 21, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Technology Opportunities Active ETF	$2(a)	0.75%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$12,609,138
Number of Portfolio Holdings	58
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	71.8%
Communication Services	11.5%
Industrials	6.3%
Consumer Discretionary	6.1%
Financials	3.7%
Utilities	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	14.0%
Microsoft Corp.	8.1%
Apple Inc.	7.2%
Meta Platforms Inc., Class A	5.6%
Broadcom Inc.	4.9%
Cadence Design Systems Inc.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
ServiceNow Inc.	2.6%
Amazon.com Inc.	2.6%
Oracle Corp.	2.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Technology Opportunities Active ETF
Semi-Annual Shareholder Report — October 31, 2024
TEK-10/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust
• iShares A.I. Innovation and Tech Active ETF | BAI | NYSE Arca
• iShares Large Cap Growth Active ETF | BGRO | NASDAQ
• iShares Long-Term U.S. Equity Active ETF | BELT | NASDAQ
• iShares Technology Opportunities Active ETF | TEK | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares® A.I. Innovation and Tech Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 2.3%
Tesla Inc.(a)	1,828	$456,726
Broadline Retail — 3.5%
Amazon.com Inc.(a)	3,700	689,680
Communications Equipment — 2.0%
Arista Networks Inc.(a)	1,005	388,372
Electric Utilities — 2.0%
Constellation Energy Corp.	1,495	393,125
Electrical Equipment — 2.0%
Vertiv Holdings Co., Class A	3,560	389,072
Electronic Equipment, Instruments & Components — 2.9%
Coherent Corp.(a)	6,100	563,884
Industrial Conglomerates — 2.4%
Hitachi Ltd.	18,600	467,323
Interactive Media & Services — 12.9%
Alphabet Inc., Class A	3,178	543,788
Meta Platforms Inc., Class A	2,450	1,390,571
Reddit Inc., Class A(a)	4,940	589,342
		2,523,701
IT Services — 5.9%
Cloudflare Inc., Class A(a)	4,400	385,924
MongoDB Inc., Class A(a)	1,452	392,621
Snowflake Inc., Class A(a)	3,340	383,499
		1,162,044
Professional Services — 4.1%
Parsons Corp.(a)	3,719	402,247
Thomson Reuters Corp.	2,405	393,554
		795,801
Semiconductors & Semiconductor Equipment — 29.7%
Advanced Micro Devices Inc.(a)	2,560	368,819
ARM Holdings PLC, ADR(a)	2,620	370,206
ASML Holding NV(b)	420	282,471
Astera Labs Inc.(a)	9,043	634,457
Broadcom Inc.	5,593	949,524
Micron Technology Inc.	3,600	358,740
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems Inc.	440	$334,092
Nvidia Corp.	13,144	1,744,997
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,980	758,349
		5,801,655
Software — 25.2%
Cadence Design Systems Inc.(a)	2,320	640,598
CyberArk Software Ltd.(a)	1,355	374,685
Datadog Inc., Class A(a)	3,120	391,373
Microsoft Corp.	3,362	1,366,149
Oracle Corp.	4,000	671,360
Samsara Inc., Class A(a)	8,000	382,320
SAP SE, ADR NVS	2,160	504,662
ServiceNow Inc.(a)	651	607,376
		4,938,523
Technology Hardware, Storage & Peripherals — 4.6%
Asia Vital Components Co. Ltd.	24,000	459,761
Pure Storage Inc., Class A(a)	8,816	441,241
		901,002
Total Long-Term Investments — 99.5% (Cost: $19,870,263)		19,470,908
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	110,000	110,000
Total Short-Term Securities — 0.6% (Cost: $110,000)		110,000
Total Investments — 100.1% (Cost: $19,980,263)		19,580,908
Liabilities in Excess of Other Assets — (0.1)%		(11,266)
Net Assets — 100.0%		$19,569,642

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/21/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$110,000 (b)	$—	$—	$—	$110,000	110,000	$103	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® A.I. Innovation and Tech Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$18,543,825	$927,083	$—	$19,470,908
Short-Term Securities
Money Market Funds	110,000	—	—	110,000
	$18,653,825	$927,083	$—	$19,580,908
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
October 31, 2024
iShares® Large Cap Growth Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
TransDigm Group Inc.	69	$89,859
Automobiles — 3.1%
Ferrari NV	207	98,507
Tesla Inc.(a)	356	88,947
		187,454
Broadline Retail — 10.0%
Amazon.com Inc.(a)	3,222	600,581
Capital Markets — 3.1%
KKR & Co. Inc.	684	94,556
S&P Global Inc.	190	91,268
		185,824
Chemicals — 1.4%
Sherwin-Williams Co. (The)	231	82,876
Commercial Services & Supplies — 2.2%
Copart Inc.(a)	1,520	78,234
Waste Connections Inc.	300	53,025
		131,259
Electrical Equipment — 1.7%
Vertiv Holdings Co., Class A	965	105,465
Entertainment — 2.9%
Netflix Inc.(a)	228	172,375
Financial Services — 4.4%
Visa Inc., Class A	923	267,531
Ground Transportation — 1.1%
Old Dominion Freight Line Inc.	344	69,254
Health Care Equipment & Supplies — 3.8%
Align Technology Inc.(a)	304	62,329
Boston Scientific Corp.(a)	790	66,376
Intuitive Surgical Inc.(a)	203	102,279
		230,984
Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill Inc., Class A(a)	767	42,776
Interactive Media & Services — 9.9%
Alphabet Inc., Class A	1,165	199,343
Meta Platforms Inc., Class A	697	395,603
		594,946
IT Services — 0.6%
Shopify Inc., Class A(a)(b)	470	36,759
Life Sciences Tools & Services — 1.0%
Danaher Corp.	244	59,941
Security	Shares	Value
Media — 0.8%
Trade Desk Inc. (The), Class A(a)	414	$49,767
Pharmaceuticals — 3.5%
Eli Lilly & Co.	257	213,243
Real Estate Management & Development — 1.4%
CoStar Group Inc.(a)	1,130	82,253
Semiconductors & Semiconductor Equipment — 21.3%
ASML Holding NV(c)	218	146,616
Broadcom Inc.	1,520	258,050
Nvidia Corp.	6,648	882,589
		1,287,255
Software — 17.0%
Cadence Design Systems Inc.(a)	824	227,523
Intuit Inc.	257	156,847
Microsoft Corp.	1,446	587,582
Roper Technologies Inc.	98	52,698
		1,024,650
Technology Hardware, Storage & Peripherals — 8.5%
Apple Inc.	2,258	510,105
Total Long-Term Investments — 99.9% (Cost: $5,692,850)		6,025,157
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	37,986	38,013
Total Short-Term Securities — 0.6% (Cost: $38,013)		38,013
Total Investments — 100.5% (Cost: $5,730,863)		6,063,170
Liabilities in Excess of Other Assets — (0.5)%		(32,451)
Net Assets — 100.0%		$6,030,719

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Large Cap Growth Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/04/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$38,014 (b)	$—	$(1)	$—	$38,013	37,986	$20 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(d)	—	0 (b)	—	—	—	—	—	14	—
				$(1)	$—	$38,013		$34	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,025,157	$—	$—	$6,025,157
Short-Term Securities
Money Market Funds	38,013	—	—	38,013
	$6,063,170	$—	$—	$6,063,170
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
October 31, 2024
iShares® Long-Term U.S. Equity Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.7%
Howmet Aerospace Inc.	3,773	$376,243
Building Products — 4.6%
Trane Technologies PLC	1,268	469,363
Capital Markets — 5.0%
S&P Global Inc.	1,048	503,417
Financial Services — 6.9%
Mastercard Inc., Class A	1,397	697,927
Health Care Equipment & Supplies — 7.4%
Intuitive Surgical Inc.(a)	838	422,218
Masimo Corp.(a)	2,235	321,862
		744,080
Hotels, Restaurants & Leisure — 3.8%
Chipotle Mexican Grill Inc., Class A(a)	6,988	389,721
Interactive Media & Services — 16.5%
Alphabet Inc., Class C, NVS	4,543	784,531
Meta Platforms Inc., Class A	1,559	884,857
		1,669,388
Life Sciences Tools & Services — 3.4%
Thermo Fisher Scientific Inc.	628	343,089
Machinery — 4.2%
Ingersoll Rand Inc.(b)	4,474	429,504
Pharmaceuticals — 5.8%
Novo Nordisk A/S, ADR, NVS	5,246	587,290
Semiconductors & Semiconductor Equipment — 11.0%
Analog Devices Inc.	1,397	311,684
Entegris Inc.	2,865	299,994
Lam Research Corp.	3,488	259,333
Nvidia Corp.	1,817	241,225
		1,112,236
Security	Shares	Value
Software — 21.8%
Cadence Design Systems Inc.(a)	1,823	$503,367
Intuit Inc.	628	383,268
Microsoft Corp.	3,236	1,314,949
		2,201,584
Specialty Retail — 2.7%
Floor & Decor Holdings Inc., Class A(a)	2,655	273,598
Textiles, Apparel & Luxury Goods — 3.0%
Hermes International SCA, SP ADR	1,328	299,637
Total Long-Term Investments — 99.8% (Cost: $10,260,104)		10,097,077
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	69,402	69,451
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	20,000	20,000
Total Short-Term Securities — 0.9% (Cost: $89,451)		89,451
Total Investments — 100.7% (Cost: $10,349,555)		10,186,528
Liabilities in Excess of Other Assets — (0.7)%		(68,814)
Net Assets — 100.0%		$10,117,714

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/17/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$69,475 (b)	$—	$(24)	$—	$69,451	69,402	$33 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	20,000 (b)	—	—	—	20,000	20,000	342	—
				$(24)	$—	$89,451		$375	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Long-Term U.S. Equity Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,097,077	$—	$—	$10,097,077
Short-Term Securities
Money Market Funds	89,451	—	—	89,451
	$10,186,528	$—	$—	$10,186,528
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
October 31, 2024
iShares® Technology Opportunities Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 1.8%
Tesla Inc.(a)	883	$220,618
Banks — 0.5%
NU Holdings Ltd./Cayman Islands, Class A(a)	4,472	67,482
Broadline Retail — 4.3%
Amazon.com Inc.(a)	1,719	320,421
MercadoLibre Inc.(a)	110	224,090
		544,511
Capital Markets — 0.7%
S&P Global Inc.	187	89,827
Communications Equipment — 1.8%
Arista Networks Inc.(a)	403	155,735
Motorola Solutions Inc.	169	75,940
		231,675
Consumer Finance — 0.6%
Kaspi.KZ JSC	676	74,455
Electric Utilities — 0.6%
Constellation Energy Corp.	296	77,836
Electrical Equipment — 1.3%
Vertiv Holdings Co., Class A	1,443	157,705
Electronic Equipment, Instruments & Components — 1.2%
Coherent Corp.(a)	1,638	151,417
Entertainment — 3.9%
Electronic Arts Inc.	442	66,676
Netflix Inc.(a)	136	102,820
Nintendo Co. Ltd.	1,400	73,952
Spotify Technology SA(a)	429	165,208
Take-Two Interactive Software Inc.(a)	494	79,889
		488,545
Financial Services — 1.9%
Adyen NV(a)(b)	53	80,966
Mastercard Inc., Class A	312	155,872
		236,838
Ground Transportation — 0.7%
Uber Technologies Inc.(a)	1,300	93,665
Industrial Conglomerates — 1.2%
Hitachi Ltd.	6,100	153,262
Interactive Media & Services — 7.5%
Alphabet Inc., Class A	1,415	242,121
Meta Platforms Inc., Class A	1,240	703,799
		945,920
IT Services — 2.3%
Accenture PLC, Class A	208	71,723
MongoDB Inc., Class A(a)	468	126,547
Snowflake Inc., Class A(a)	754	86,574
		284,844
Professional Services — 3.0%
Equifax Inc.	259	68,640
RELX PLC	3,380	155,006
Thomson Reuters Corp.	962	157,422
		381,068
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 31.4%
Advanced Micro Devices Inc.(a)	1,248	$179,800
Applied Materials Inc.	689	125,109
ARM Holdings PLC, ADR(a)	854	120,670
ASM International NV	231	129,015
ASML Holding NV(c)	273	183,606
Broadcom Inc.	3,603	611,681
Marvell Technology Inc.	1,272	101,900
Micron Technology Inc.	2,327	231,886
Monolithic Power Systems Inc.	247	187,547
Nvidia Corp.	13,187	1,750,706
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,780	339,161
		3,961,081
Software — 27.5%
Autodesk Inc.(a)	260	73,788
Cadence Design Systems Inc.(a)	1,271	350,949
Constellation Software Inc./Canada	51	153,805
Crowdstrike Holdings Inc., Class A(a)	294	87,280
CyberArk Software Ltd.(a)	351	97,059
Datadog Inc., Class A(a)	611	76,644
Fair Isaac Corp.(a)	49	97,662
Guidewire Software Inc.(a)	546	101,698
Intuit Inc.	264	161,119
Microsoft Corp.	2,483	1,008,967
Nutanix Inc., Class A(a)	1,222	75,886
Oracle Corp.	1,874	314,532
Palo Alto Networks Inc.(a)	351	126,476
Samsara Inc., Class A(a)	1,937	92,569
SAP SE, ADR NVS	987	230,603
ServiceNow Inc.(a)	353	329,345
Xero Ltd.(a)	975	94,727
		3,473,109
Technology Hardware, Storage & Peripherals — 7.2%
Apple Inc.	4,004	904,544
Total Long-Term Investments — 99.4% (Cost: $12,959,087)		12,538,402
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	70,000	70,000
Total Short-Term Securities — 0.6% (Cost: $70,000)		70,000
Total Investments — 100.0% (Cost: $13,029,087)		12,608,402
Other Assets Less Liabilities — 0.0%		736
Net Assets — 100.0%		$12,609,138

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Technology Opportunities Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/21/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$70,000 (b)	$—	$—	$—	$70,000	70,000	$82	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,851,474	$686,928	$—	$12,538,402
Short-Term Securities
Money Market Funds	70,000	—	—	70,000
	$11,921,474	$686,928	$—	$12,608,402
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
October 31, 2024

	iShares A.I. Innovation and Tech Active ETF	iShares Large Cap Growth Active ETF	iShares Long-Term U.S. Equity Active ETF	iShares Technology Opportunities Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$19,470,908	$6,025,157	$10,097,077	$12,538,402
Investments, at value—affiliated(c)	110,000	38,013	89,451	70,000
Cash	552	4,168	5,912	4,061
Receivables:
Investments sold	—	64,537	—	—
Securities lending income—affiliated	—	11	33	—
Dividends—unaffiliated	586	304	1,204	381
Dividends—affiliated	103	—	86	82
Total assets	19,582,149	6,132,190	10,193,763	12,612,926
LIABILITIES
Collateral on securities loaned, at value	—	38,014	69,475	—
Payables:
Investments purchased	10,442	60,599	—	1,528
Investment advisory fees	2,065	2,858	6,574	2,260
Total liabilities	12,507	101,471	76,049	3,788
Commitments and contingent liabilities
NET ASSETS	$19,569,642	$6,030,719	$10,117,714	$12,609,138
NET ASSETS CONSIST OF
Paid-in capital	$19,970,127	$5,725,872	$10,292,947	$13,031,750
Accumulated earnings (loss)	(400,485)	304,847	(175,233)	(422,612)
NET ASSETS	$19,569,642	$6,030,719	$10,117,714	$12,609,138
NET ASSET VALUE
Shares outstanding	800,000	190,000	345,000	520,000
Net asset value	$24.46	$31.74	$29.33	$24.25
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$19,870,263	$5,692,850	$10,260,104	$12,959,087
(b) Securities loaned, at value	$—	$36,368	$67,200	$—
(c) Investments, at cost—affiliated	$110,000	$38,013	$89,451	$70,000
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Period Ended October 31, 2024

	iShares A.I. Innovation and Tech Active ETF(a)	iShares Large Cap Growth Active ETF(b)	iShares Long-Term U.S. Equity Active ETF(c)	iShares Technology Opportunities Active ETF(a)
INVESTMENT INCOME
Dividends—unaffiliated	$696	$12,892 (d)	$12,209	$451
Dividends—affiliated	103	14	342	82
Interest—unaffiliated	—	63	80	—
Securities lending income—affiliated—net	—	20	33	—
Foreign taxes withheld	(103)	(116)	(443)	(67)
Total investment income	696	12,873	12,221	466
EXPENSES
Investment advisory	2,557	13,136	22,220	2,322
Total expenses	2,557	13,136	22,220	2,322
Less:
Investment advisory fees waived	(492)	—	(6)	(62)
Total expenses after fees waived	2,065	13,136	22,214	2,260
Net investment loss	(1,369)	(263)	(9,993)	(1,794)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	—	(27,197)	(2,189)	(68)
Investments—affiliated	—	(1)	(24)	—
Foreign currency transactions	239	1	—	(68)
	239	(27,197)	(2,213)	(136)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(399,355)	332,307	(163,027)	(420,685)
Foreign currency translations	—	—	—	3
	(399,355)	332,307	(163,027)	(420,682)
Net realized and unrealized gain (loss)	(399,116)	305,110	(165,240)	(420,818)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(400,485)	$304,847	$(175,233)	$(422,612)
(a) For the period from October 21, 2024 (commencement of operations) to October 31, 2024.
(b) For the period from June 4, 2024 (commencement of operations) to October 31, 2024.
(c) For the period from June 17, 2024 (commencement of operations) to October 31, 2024.
(d) Includes $12,891 related to a special distribution from TransDigm Group Inc..
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares A.I. Innovation and Tech Active ETF	iShares Large Cap Growth Active ETF
	Period From 10/21/24(a) to 10/31/24 (unaudited)	Period From 06/04/24(a) to 10/31/24 (unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss	$(1,369)	$(263)
Net realized gain (loss)	239	(27,197)
Net change in unrealized appreciation (depreciation)	(399,355)	332,307
Net increase (decrease) in net assets resulting from operations	(400,485)	304,847
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	19,970,127	5,725,872
NET ASSETS
Total increase in net assets	19,569,642	6,030,719
Beginning of period	—	—
End of period	$19,569,642	$6,030,719

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Long-Term U.S. Equity Active ETF	iShares Technology Opportunities Active ETF
	Period From 06/17/24(a) to 10/31/24 (unaudited)	Period From 10/21/24(a) to 10/31/24 (unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss	$(9,993)	$(1,794)
Net realized loss	(2,213)	(136)
Net change in unrealized appreciation (depreciation)	(163,027)	(420,682)
Net decrease in net assets resulting from operations	(175,233)	(422,612)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	10,292,947	13,031,750
NET ASSETS
Total increase in net assets	10,117,714	12,609,138
Beginning of period	—	—
End of period	$10,117,714	$12,609,138

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout the period)

iShares A.I. Innovation and Tech Active ETF
Period From 10/21/24(a) to 10/31/24 (unaudited)
Net asset value, beginning of period	$25.01
Net investment income(b)	(0.00)(c)
Net realized and unrealized loss(d)	(0.55)
Net decrease from investment operations	(0.55)
Net asset value, end of period	$24.46
Total Return(e)
Based on net asset value	(2.17)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.68%(h)
Total expenses after fees waived	0.55%(h)
Net investment loss	(0.36)%(h)
Supplemental Data
Net assets, end of period (000)	$19,570
Portfolio turnover rate(i)	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Rounds to less than $0.01.
(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Large Cap Growth Active ETF
Period From 06/04/24(a) to 10/31/24 (unaudited)
Net asset value, beginning of period	$30.00
Net investment income(b)	(0.00)(c)(d)
Net realized and unrealized gain(e)	1.74
Net increase from investment operations	1.74
Net asset value, end of period	$31.74
Total Return(f)
Based on net asset value	5.81%(g)
Ratios to Average Net Assets(h)
Total expenses	0.55%(i)
Net investment loss	(0.01)%(i)
Supplemental Data
Net assets, end of period (000)	$6,031
Portfolio turnover rate(j)	16%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Includes a one-time special distribution from TransDigm Group Inc.. Excluding such special distribution, the net investment income would have been $(0.03) per share and (0.09)% of average net assets

(d) Rounds to less than $0.01.
(e) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Long-Term U.S. Equity Active ETF
Period From 06/17/24(a) to 10/31/24 (unaudited)
Net asset value, beginning of period	$30.30
Net investment loss(b)	(0.04)
Net realized and unrealized loss(c)	(0.93)
Net decrease from investment operations	(0.97)
Net asset value, end of period	$29.33
Total Return(d)
Based on net asset value	(3.21)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.75%(g)
Total expenses after fees waived	0.75%(g)
Net investment loss	(0.34)%(g)
Supplemental Data
Net assets, end of period (000)	$10,118
Portfolio turnover rate(h)	14%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Technology Opportunities Active ETF
Period From 10/21/24(a) to 10/31/24 (unaudited)
Net asset value, beginning of period	$25.10
Net investment income(b)	(0.00)(c)
Net realized and unrealized loss(d)	(0.85)
Net decrease from investment operations	(0.85)
Net asset value, end of period	$24.25
Total Return(e)
Based on net asset value	(3.40)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.77%(h)
Total expenses after fees waived	0.75%(h)
Net investment loss	(0.59)%(h)
Supplemental Data
Net assets, end of period (000)	$12,609
Portfolio turnover rate(i)	0%(j)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Rounds to less than $0.01.
(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions.
(j) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)
1. ORGANIZATION
BlackRock ETF Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
A.I. Innovation and Tech Active(a)	Non-diversified
Large Cap Growth Active(b)(c)	Non-diversified
Long-Term U.S. Equity Active(d)(e)	Non-diversified
Technology Opportunities Active(a)	Non-diversified

(a)	The Fund commenced operations on October 21, 2024.
(b)	Formerly known as the BlackRock Large Cap Growth ETF.
(c)	The Fund commenced operations on June 4, 2024.
(d)	Formerly known as the BlackRock Long-Term U.S. Equity ETF.
(e)	The Fund commenced operations on June 17, 2024.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BFA as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Large Cap Growth Active
HSBC BANK PLC	$36,368	$(36,368)	$—	$—
Long-Term U.S. Equity Active
Wells Fargo Bank, National Association	$67,200	$(67,200)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
iShares ETF	Investment Advisory Fees
A.I. Innovation and Tech Active	0.68%
Large Cap Growth Active	0.55
Technology Opportunities Active	0.77

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to the iShares Long-Term U.S. Equity Active ETF, BFA will be paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.75%
Over $1 billion, up to and including $3 billion	0.71
Over $3 billion, up to and including $5 billion	0.68
Over $5 billion, up to and including $10 billion	0.65
Over $10 billion	0.63
Expense Waivers: For the iShares A.I. Innovation and Tech Active ETF, BFA has contractually agreed to waive 0.13% of the management fee through June 30, 2026. For the iShares Technology Opportunities Active ETF, BFA has contractually agreed to waive 0.02% of the management fee through June 30, 2026. Each agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended October 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
A.I. Innovation and Tech Active	$489
Technology Opportunities Active	60
In addition, BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2026. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended October 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
A.I. Innovation and Tech Active	$3
Long-Term U.S. Equity Active	6
Technology Opportunities Active	2
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to iShares Long-Term U.S. Equity Active ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the "SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of iShares A.I. Innovation and Tech Active ETF, iShares Long-Term U.S. Equity Active ETF and iShares Large Cap Growth Active ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, the iShares Technology Opportunities Active ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees earned across the BlackRock Multi-Asset Complex in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Large Cap Growth Active	$8
Long-Term U.S. Equity Active	14
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. PURCHASES AND SALES
For the period ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	Other Securities
iShares ETF	Purchases	Sales
A.I. Innovation and Tech Active	$19,870,263	$—
Large Cap Growth Active	6,675,864	953,442
Long-Term U.S. Equity Active	11,454,280	1,122,511
Technology Opportunities Active	12,962,949	3,793
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
A.I. Innovation and Tech Active	$19,980,263	$296,414	$(695,769)	$(399,355)
Large Cap Growth Active	5,730,863	459,109	(126,802)	332,307
Long-Term U.S. Equity Active	10,349,555	360,141	(523,168)	(163,027)
Technology Opportunities Active	13,029,087	68,370	(489,055)	(420,685)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Period Ended 10/31/24
iShares ETF	Shares	Amount
A.I. Innovation and Tech Active(a)
Shares sold	800,000	$19,970,127
Large Cap Growth Active(b)
Shares sold	190,000	$5,725,872
Long-Term U.S. Equity Active(c)
Shares sold	345,000	$10,292,947
Technology Opportunities Active(a)
Shares sold	520,000	$13,031,750

(a)	The Fund commenced operations on October 21, 2024.
(b)	The Fund commenced operations on June 4, 2024.
(c)	The Fund commenced operations on June 17, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
As of October 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
iShares ETF	Shares
A.I. Innovation and Tech Active	400,000
Large Cap Growth Active	170,000
Long-Term U.S. Equity Active	160,000
Technology Opportunities Active	400,000
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each independent trustee for services to the Funds from BFA's investment management fees.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	PricewaterhouseCoopers LLP Philadelphia, Pennsylvania 19103
Sub-Adviser	Legal Counsel
BlackRock International Limited(a) Edinburgh, EH3 8BL United Kingdom	Sidley Austin LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
Distributor
BlackRock Investments, LLC New York, NY 10001
(a)For Long-Term U.S. Equity Active
Additional Information

Disclosure of Investment Advisory Agreement
iShares A.I. Innovation and Tech Active ETF
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on September 17-18, 2024 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares A.I. Innovation and Tech Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements.  The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.  The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.  The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)
applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the second quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to waive a portion of the advisory fee payable by the Fund.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoint structure, fee waivers, and expense caps, as applicable.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)
Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)
iShares Large Cap Growth Active ETF
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on April 16, 2024 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares Large Cap Growth Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A.Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements.  The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.  The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.  The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)
applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the second quartile relative to the Fund’s Expense Peers.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoint structure, fee waivers, and expense caps, as applicable.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)
Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)
iShares Long-Term U.S. Equity Active ETF
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on April 16, 2024 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares Long-Term U.S. Equity Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements.  The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.  The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.  The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)
applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that BlackRock believes are generally similar to the Fund. The Board noted that the Fund’s management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the supplemental peer group. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoint structure, fee waivers, and expense caps, as applicable.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)
iShares Technology Opportunities Active ETF
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on September 17-18, 2024 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares Technology Opportunities Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements.  The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.  The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.  The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)
applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the second quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to waive a portion of the advisory fee payable by the Fund.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoint structure, fee waivers, and expense caps, as applicable.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)
Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on April 16, 2024 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Fund Advisors (the “Manager”), the Trust’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to iShares Long-Term U.S. Equity Active ETF (the “Fund”), a series of the Trust.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement.  The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  At the Meeting, the Board also considered the initial approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager, on behalf of the Fund.  At the Meeting, the Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. A discussion of the basis for the Board’s approval of the Advisory Agreement at the Meeting is included in the semi-annual shareholder report for the Fund for the period ended October 31, 2024. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares
Glossary of Terms Used in this Report

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 1-800-474-2737
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: December 20, 2024